SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2020	760,667
Weighted average remaining contractual life	44 years 4 days
Number of options exercisable as of December 31, 2020	245,002
$3.32 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2020	47,667
Exercise price | $ / shares	$ 3.32
Weighted average remaining contractual life	13 years 7 months 6 days
Number of options exercisable as of December 31, 2020	47,667
$3.45 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2020	91,000
Exercise price | $ / shares	$ 3.45
Weighted average remaining contractual life	47 years 10 months 21 days
Number of options exercisable as of December 31, 2020	30,335
$3.89 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2020	39,000
Exercise price | $ / shares	$ 3.89
Weighted average remaining contractual life	19 years 10 months 28 days
Number of options exercisable as of December 31, 2020	39,000
$4.12 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2020	360,000
Exercise price | $ / shares	$ 4.12
Weighted average remaining contractual life	41 years 8 months 26 days
Number of options exercisable as of December 31, 2020	120,000
$4.49 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2020	24,000
Exercise price | $ / shares	$ 4.49
Weighted average remaining contractual life	37 years 2 months 8 days
Number of options exercisable as of December 31, 2020	8,000
$2.78 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2020	45,000
Exercise price | $ / shares	$ 2.78
Weighted average remaining contractual life	67 years 5 months 5 days
Number of options exercisable as of December 31, 2020
$3.09 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2020	50,000
Exercise price | $ / shares	$ 3.09
Weighted average remaining contractual life	61 years 6 months 29 days
Number of options exercisable as of December 31, 2020
$3.35 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2020	74,000
Exercise price | $ / shares	$ 3.35
Weighted average remaining contractual life	57 years 22 days
Number of options exercisable as of December 31, 2020
$3.61 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2020	30,000
Exercise price | $ / shares	$ 3.61
Weighted average remaining contractual life	48 years 1 month 2 days
Number of options exercisable as of December 31, 2020